Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net realised gains/(losses) on derivative instruments	€ (196)	€ 1,251	€ (1,663)
Net realised gains/(losses) on trade receivables and payables	424	(422)	530
Total net realised gains/(losses) (a)	228	829	(1,133)
Net unrealised gains/(losses) on derivative instruments	(438)	(746)	1,454
Net unrealised gains/(losses) on trade receivables and payables	1,006	142	2,286
Net unrealised gains/(losses) on non-monetary assets	(242)	(369)	(179)
Total net unrealised gains/(losses) (b)	326	(973)	3,561
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ 554	€ (144)	€ 2,428